7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034

February 23, 2018

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

RE:	Voya Separate Portfolios Trust (the “Trust”)

(File No. 811-22025)

Dear Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a preliminary proxy statement and form of proxy card for a Special Meeting of Shareholders ("Meeting") of Voya Target In-Retirement Fund, Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, and Voya Target Retirement 2060 Fund (the “Funds”), each a series of the Trust.

The Meeting is being held for the purpose of approving a new investment management agreement between the Trust and Voya Investments, LLC, the Funds’ adviser.

Please direct any question you may have with respect to this filing to me at 480-477-2650.

Regards,

/s/ Kristen J. Freeman

Kristen Freeman

Vice President and Counsel

Voya.com